Share based compensation, Share Options (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2023 shares $ / shares	Sep. 30, 2023 shares $ / shares	Jun. 30, 2021 shares
Share based payment arrangement [Abstract]
Number of shares reserved for future issuance (in shares)			1,202,734
Number of ordinary shares available for future issuance (in shares)	466,918	466,918
Number of option granted (in shares)		371,719
Number of share option forfeited (in shares)	(19,000)	(97,499)
Exercise price for option granted (in dollars per share) | $ / shares		$ 5.04
Number of options exercised (in shares)		7,296
Exercise price (in dollars per share) | $ / shares		$ 2.05
Option, Expiration Term One [Member]
Share based payment arrangement [Abstract]
Number of option granted (in shares)	1,000	175,000
Share option award granted period		7 years
Exercise price for option granted (in dollars per share) | $ / shares		$ 0.025
Option, Expiration Period Two [Member]
Share based payment arrangement [Abstract]
Number of option granted (in shares)		20,000
Share option award granted period		8 years
Employees [Member]
Share based payment arrangement [Abstract]
Number of option granted (in shares)	81,000	351,820
Board of Directors [Member] | Option, Expiration Period Three [Member]
Share based payment arrangement [Abstract]
Number of option granted (in shares)	19,899	19,899
Share option award granted period		7 years
Exercise price for option granted (in dollars per share) | $ / shares		$ 0.025
Vesting condition		2 years
Number of options exercised (in shares)	7,296	7,296
Exercise price (in dollars per share) | $ / shares	$ 2.05	$ 2.05